Provisions (Tables)	12 Months Ended
Mar. 30, 2025
Provisions [abstract]
Schedule of Reconciliation of Provisions

	Warranty	Sales returns	Asset retirement obligations	Total
	$	$	$	$
April 2, 2023	30.4	15.6	12.1	58.1
Additional provisions recognized	6.6	20.8	2.6	30.0
Reductions resulting from settlement	(6.8)	(16.9)	—	(23.7)
Release of provisions	—	(0.7)	(0.1)	(0.8)
Other	0.1	—	(0.3)	(0.2)
March 31, 2024	30.3	18.8	14.3	63.4
Additional provisions recognized	6.2	8.5	1.4	16.1
Reductions resulting from settlement	(7.5)	(15.7)	—	(23.2)
Release of provisions	—	(1.2)	(0.2)	(1.4)
Other	—	0.6	0.6	1.2
March 30, 2025	29.0	11.0	16.1	56.1

Schedule of Current and Non-Current Provisions
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	March 30, 2025	March 31, 2024
	$	$
		Reclassified
Current provisions	40.1	49.1
Non-current provisions	16.0	14.3
Provisions	56.1	63.4